Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES:
Net income	$ 135,151	$ 118,194	$ 89,234
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,404	2,546	3,082
Deferred tax (benefit) expense	(2,702)	1,441	(307)
(Gain) loss on disposal of property and equipment	(29)	(89)	112
Net realized (gain) loss on investments	(589)	(6,723)	687
Net unrealized (gain) loss on investments	(1,390)	(2,684)	5,512
Change in allowance for expected credit losses on investments	(29)	(368)	361
Change in fair value of derivative financial liabilities	4,928	27,289	(4,603)
Share-based compensation expense	4,628	3,249	2,300
Leases expenses	3,083	771	963
Amortization of net premium on investments	2,156	2,083	2,191
Tax adjustment due to US GAAP conversion	(312)	(1,949)	665
Change in:
Premiums receivable	(10,833)	(34,815)	(8,625)
Reinsurance recoverables	(2,614)	(28,671)	(3,857)
Ceded unearned premiums	(15,300)	(3,604)	(9,046)
Deferred policy acquisition costs, net of ceding commission	(1,783)	(7,331)	(1,174)
Accrued investment income	(3,422)	(4,909)	(831)
Other assets	(4,697)	(1,809)	(2,144)
Reserve for unpaid loss and loss adjustment expenses	82,145	75,853	58,598
Unearned premiums	21,719	53,665	25,480
Insurance and reinsurance payables	345	(650)	(2,516)
Operating lease liabilities payments	(2,706)	(913)	(1,035)
Other liabilities	(1,683)	6,032	(170)
Net cash provided by operating activities	209,470	196,608	154,877
INVESTING ACTIVITIES
Purchase of equity securities and other investments	(14,495)	(17,368)	(1,607)
Purchase of fixed maturity securities available-for-sale	(338,946)	(313,002)	(189,832)
Proceeds from fixed maturity securities held to maturity	85	526	312
Proceeds from sale/maturity of fixed maturity securities available-for-sale	102,178	59,031	60,972
Proceeds from sale of equity securities and other investments	14,064	34,976	1,413
Purchases of property and equipment and Intangible assets	(6,628)	(3,248)	(1,275)
Proceeds from sale of property and equipment	29	89	543
Change in term deposits	104,467	(73,802)	12,353
Change in short-term investments	(47,321)	223,534	(129,413)
Acquisition of a subsidiary	0	(1,101)	0
Net cash used in investing activities	(186,567)	(90,365)	(246,534)
FINANCING ACTIVITIES
Dividends paid	(26,527)	(1,749)	(10,152)
Repurchase of common shares under share repurchase program	(23,153)	(31,090)	(2,394)
Warrants redemption	0	(16,324)	0
Net cash flows used in financing activities	(49,680)	(49,163)	(12,546)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	(26,777)	57,080	(104,203)
Cash, cash equivalents and restricted cash at the beginning of the year	195,023	137,943	242,146
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	168,246	195,023	137,943
Supplemental Cash Flow Information:
Income tax paid	$ (4,620)	$ (6,635)	$ (2,760)